SUBSEQUENT EVENTS (Details Narrative) - USD ($)						6 Months Ended
	Dec. 23, 2024	Dec. 19, 2024	Sep. 25, 2024	Aug. 04, 2024	Jun. 18, 2024	Jun. 30, 2024
Common Class A [Member]
Subsequent Event [Line Items]
Shares new issues					110,286	772,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible Notes Payable, Current			$ 90,136	$ 230,800
Short-Term Debt, Percentage Bearing Fixed Interest Rate			20.00%	20.00%
Debt Instrument, Maturity Date, Description			twelve months	twenty-four months
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Shares new issues		1,030,927
Shares issued, price per share		$ 0.97
Total consideration		$ 1,000,000
Subsequent Event [Member] | Common Class A [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares new issues		$ 900,000
Subsequent Event [Member] | Common Class A [Member] | Asset Purchase Agreement [Member] | Shoptainment Limited [Member]
Subsequent Event [Line Items]
Purchase price	900,000